Description of Business	12 Months Ended
Dec. 31, 2019
Successor [Member]
Description of Business

1. DESCRIPTION OF BUSINESS

National Energy Services Reunited Corp. (“NESR,” the “Company,” “we,” “our,” “us” or similar terms) is one of the largest oilfield services providers in the MENA region.

Formed in January 2017, NESR started as a special purpose acquisition company, SPAC, designed to invest in the oilfield services space globally. NESR filed a registration statement for its initial public offering in May 2017. In November 2017, NESR announced the acquisition of two oilfield services companies in the MENA region: NPS Holdings Limited (“NPS”) and Gulf Energy S.A.O.C. (“GES” and, together with NPS, the “Subsidiaries”). The formation of NESR as an operating entity was completed on June 7, 2018, after the transactions were approved by the SEC and NESR shareholders.

Revenues are primarily derived from helping customers unlock the full potential of their reservoirs by providing Production Services such as Cementing, Coiled Tubing, Filtration, Completions, Stimulation, Pumping and Nitrogen Services. The Company also helps its customers to access their reservoirs in a smarter and faster manner by providing Drilling and Evaluation Services such as Drilling Downhole Tools, Directional Drilling, Fishing Tools, Testing Services, Wireline, Slickline, Fluids and Rig Services. The Company has significant operations throughout the MENA region including Saudi Arabia, Oman, Qatar, Iraq, Algeria, and Kuwait.